EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
EARNINGS PER SHARE
Net income/(loss) attributable to the common shareholders	$ (41,077,304)	$ (176,101,494)	$ (49,809,728)
Basic weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Effect of dilutive securities	0	0
Diluted weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Earnings (loss) per share - Basic	$ (2.07)	$ (8.88)	$ (2.51)
Earnings (loss) per share - Diluted	(2.07)	(8.88)	(2.51)
Earnings (loss) per share - From continuing operations - Basic	(2.07)	(8.88)	(2.93)
Earnings (loss) per share - From continuing operations - Diluted	(2.07)	(8.88)	(2.93)
Earnings (loss) per share - From discontinued operations - Basic	0	0	0.42
Earnings (loss) per share - From discontinued operations - Diluted	$ 0.00	$ 0.00	$ 0.42